Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note R — Subsequent Events

In preparing the consolidated financial statements, we have evaluated subsequent events through the date of filing of this report on Form 10-K for recognition and/or disclosure purposes. In addition to the subsequent events discussed in the notes above, in the first quarter of 2024, 26 of our 43 assets converted to management contracts in which revenues and expenses are fully the responsibility of and recognized by us and our operators are paid a set fee.